Share-based Compensation	6 Months Ended
Jun. 30, 2023
Share-based Compensation
Share-based Compensation

12.  Share-based Compensation

(i)   Share-based Compensation of the Company

The Company conditionally adopted a share option scheme on June 4, 2005 (as amended on March 21, 2007) and such scheme has a term of 10 years. It expired in 2016 and no further share options can be granted. Another share option scheme was conditionally adopted on April 24, 2015 (as amended on April 27, 2020) (the “Hutchmed Share Option Scheme”). Pursuant to the Hutchmed Share Option Scheme, the Board of Directors of the Company may, at its discretion, offer any employees and directors (including Executive and Non-executive Directors but excluding Independent Non-executive Directors) of the Company, holding companies of the Company and any of their subsidiaries or affiliates, and subsidiaries or affiliates of the Company share options to subscribe for shares of the Company.

As at June 30, 2023, the aggregate number of shares issuable under the Hutchmed Share Option Scheme was 47,044,598 ordinary shares and the aggregate number of shares issuable under the prior share option scheme which expired in 2016 was 211,320 ordinary shares. The Company will issue new shares to satisfy share option exercises. Additionally, the number of shares authorized but unissued was 633,838,550 ordinary shares.

Share options granted are generally subject to a four-year vesting schedule, depending on the nature and the purpose of the grant. Share options subject to the four-year vesting schedule, in general, vest 25% upon the first anniversary of the vesting commencement date as defined in the grant letter, and 25% every subsequent year. However, certain share option grants may have a different vesting schedule as approved by the Board of Directors of the Company. No outstanding share options will be exercisable or subject to vesting after the expiry of a maximum of eight to ten years from the date of grant.

A summary of the Company’s share option activity and related information is as follows:

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	share	exercise price in	contractual life	intrinsic value
	options	US$ per share	(years)	(in US$’000)
Outstanding at January 1, 2022	37,190,590	4.88	7.04	82,377
Granted (note)	7,680,820	2.26
Exercised	(244,490)	1.98
Cancelled	(3,849,905)	5.19
Expired	(1,255,620)	5.66
Outstanding at December 31, 2022	39,521,395	4.34	6.55	11,525
Granted	1,221,900	2.50
Exercised	(1,386,110)	1.92
Cancelled	(2,742,340)	4.68
Expired	(1,893,370)	5.55
Outstanding at June 30, 2023	34,721,475	4.27	6.21	1,541
Vested and exercisable at December 31, 2022	21,113,285	4.57	4.80	6,288
Vested and exercisable at June 30, 2023	21,976,870	4.58	4.97	591

Note: Includes 861,220 share options (represented by 172,244 ADS) granted to an executive director in May 2022 where the number of share options exercisable is subject to a performance target based on a market condition covering the 3-year period from 2022 to 2024 which has been reflected in estimating the grant date fair value. The grant date fair value of such awards is US$0.24 per share using the Polynomial model. Vesting of such award will occur in March 2025 if the performance target based on a market condition is met.

In estimating the fair value of share options granted, the following assumptions were used in the Polynomial model for awards granted in the periods indicated:

	Six Months Ended	Year Ended
	June 30, 2023	December 31, 2022
Weighted average grant date fair value of share options (in US$ per share)	1.14	0.85
Significant inputs into the valuation model (weighted average):
Exercise price (in US$ per share)	2.50	2.26
Share price at effective date of grant (in US$ per share)	2.50	2.22
Expected volatility (note (a))	53.3%	46.7%
Risk-free interest rate (note (b))	3.69%	2.98%
Contractual life of share options (in years)	10	10
Expected dividend yield (note (c))	0%	0%

Notes:

(a)	The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.
(b)	The risk-free interest rates reference the U.S. Treasury yield curves because the Company’s ADS are currently listed on the NASDAQ and denominated in US$.
(c)	The Company has not declared or paid any dividends and does not currently expect to do so prior to the exercise of the granted share options, and therefore uses an expected dividend yield of zero in the Polynomial model.

The Company will issue new shares to satisfy share option exercises. The following table summarizes the Company’s share option exercises:

	Six Months Ended June 30,
	2023	2022

	(in US$’000)
Cash received from share option exercises	1,058	34
Total intrinsic value of share option exercises	1,898	57

The Group recognizes compensation expense on a graded vesting approach over the requisite service period. The following table presents share-based compensation expense included in the Group’s condensed consolidated statements of operations:

	Six Months Ended June 30,
	2023	2022

	(in US$’000)
Research and development expenses	1,664	2,795
Selling and administrative expenses	1,522	871
Cost of revenues	53	75
	3,239	3,741

As at June 30 2023, the total unrecognized compensation cost was US$8,107,000, and will be recognized on a graded vesting approach over the weighted average remaining service period of 2.50 years.

(ii)   LTIP

The Company grants awards under the LTIP to participating directors and employees, giving them a conditional right to receive ordinary shares of the Company or the equivalent ADS (collectively the “Awarded Shares”) to be purchased by the Trustee up to a cash amount. Vesting will depend upon continued employment of the award holder with the Group and will otherwise be at the discretion of the Board of Directors of the Company. Additionally, some awards are subject to change based on annual performance targets prior to their determination date.

LTIP awards prior to the determination date

Performance targets vary by award, and may include targets for shareholder returns, financings, revenues, net income/(loss) after taxes and the achievement of clinical and regulatory, business development and manufacturing milestones. As the extent of achievement of the performance targets is uncertain prior to the determination date, a probability based on management’s assessment on the achievement of the performance target has been assigned to calculate the amount to be recognized as an expense over the requisite period with a corresponding entry to liability.

LTIP awards after the determination date

Upon the determination date, the Company will pay a determined monetary amount, up to the maximum cash amount based on the actual achievement of the performance target specified in the award, to the Trustee to purchase the Awarded Shares. Any cumulative compensation expense previously recognized as a liability will be transferred to additional paid-in capital. Based on the actual achievement of performance target, the amount previously recorded in the liability will be adjusted through share-based compensation expense.

Granted awards in 2022 and 2023 under the LTIP are as follows:

	Maximum cash
	amount	Covered	Performance target
Grant date	(in US$ millions)	financial years	determination date
May 23, 2022	60.4	2022	note (a)
September 13, 2022	3.8	2022	note (a)
September 13, 2022	1.7	note (b)	note (b)
June 5, 2023	54.9	2023	note (a)

Notes:

(a)	The annual performance target determination date is the date of the announcement of the Group’s annual results for the covered financial year and vesting occurs two business days after the announcement of the Group’s annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.
(b)	This award does not stipulate performance targets and is subject to a vesting schedule of 25% on each of the first, second, third and fourth anniversaries of the date of grant.

The Trustee has been set up solely for the purpose of purchasing and holding the Awarded Shares during the vesting period on behalf of the Company using funds provided by the Company. On the determination date, if any, the Company will determine the cash amount, based on the actual achievement of each annual performance target, for the Trustee to purchase the Awarded Shares. The Awarded Shares will then be held by the Trustee until they are vested.

The Trustee’s assets include treasury shares and funds for additional treasury shares, trustee fees and expenses. The number of treasury shares (in ordinary share equivalent) held by the Trustee were as follows:

	Number of	Cost
	treasury shares	(in US$’000)
As at January 1, 2022	8,139,175	40,014
Purchased	14,028,465	48,084
Vested	(2,566,265)	(12,034)
As at December 31, 2022	19,601,375	76,064
Purchased	2,725,515	9,071
Vested	(4,480,895)	(17,267)
As at June 30, 2023	17,845,995	67,868

For the six months ended June 30, 2023 and 2022, US$5,041,000 and US$8,397,000 of the LTIP awards were forfeited respectively based on the determined or estimated monetary amount as at the forfeiture date.

The following table presents the share-based compensation expenses recognized under the LTIP awards:

	Six Months Ended June 30,
	2023	2022

	(in US$’000)
Research and development expenses	5,700	7,196
Selling and administrative expenses	4,614	4,228
Cost of revenues	237	213
	10,551	11,637
Recorded with a corresponding credit to:
Liability	1,303	3,297
Additional paid-in capital	9,248	8,340
	10,551	11,637

For the six months ended June 30, 2023 and 2022, US$4,563,000 and US$15,351,000 were reclassified from liability to additional paid-in capital respectively upon LTIP awards reaching the determination date. As at June 30, 2023 and December 31, 2022, US$441,000 and US$3,701,000 were recorded as liabilities respectively for LTIP awards prior to the determination date.

As at June 30, 2023, the total unrecognized compensation cost was approximately US$38,153,000, which considers expected performance targets and the amounts expected to vest, and will be recognized over the requisite periods.